UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

BNY Mellon Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Stock Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Stock Index Fund, Inc. (formerly, Dreyfus Stock Index Fund, Inc.), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Stock Index Fund, Inc.’s (formerly, Dreyfus Stock Index Fund, Inc.) Initial Shares produced a total return of 18.41%, and its Service Shares produced a total return of 18.25%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of 18.53% for the same period.2,3

U.S. equities gained over the reporting period, in an environment of moderate economic growth and supportive central bank policy. The difference in returns between the fund and the Index during the period was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index. The fund may also use stock index futures contracts whose performance is tied to the Index or invest in exchange-traded funds, typically when the fund’s available cash balances cannot otherwise be efficiently or effectively invested directly.

Markets Pivot on Central Bank Statements and Trade Policy

Equities rallied during much of the reporting period, recovering from the lows reached at the end of 2018. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as did the European Central Bank’s (ECB) announcement that it would provide additional stimulus to support the eurozone economy. China also revealed plans to stoke its slowing economic growth rate. At its first meeting of the year, the U.S. Federal Reserve (the “Fed”) emphasized its focus on data as a primary driver for interest-rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. A strong first-quarter corporate reporting season also worked to stoke investor risk appetites.

However, a challenging period soon ensued during the month of May. Renewed trade disputes between the U.S. and China caused equity markets to pull back. Investors became concerned about the negative effects decreased trade may have on economic growth. During its meeting in early May, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates. The ECB also indicated its intention to continue with further monetary easing. In the United Kingdom, continued political turmoil surrounding Brexit, and the resignation of Prime Minister Theresa May, was broadly shrugged off by investors as markets reversed course in June and rallied through the end of the period.

In this environment, large-cap stocks generally outperformed their mid- and small-cap counterparts.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Technology Companies Lead U.S. Large-Cap Markets

During the six-month period, the Index posted its best first half of the year performance in over 20 years. All sectors within the Index posted positive returns. A main theme continues to be the moderate growth environment encouraging companies to cut costs by shifting towards automation, a trend that heavily benefits technology companies. Information technology was the best-performing sector in the Index, led by software companies, particularly those which provide programs that aid in process automation. Companies that provide products that help companies utilize cloud technology are also benefiting from the theme of businesses migrating their operations to cloud-based technology. Semiconductors and semiconductor equipment companies also fared well during the six months. The financials sector was also a standout performer. Banks benefited from the low-rate environment and low loan default rates. Many U.S. banks also passed federal stress tests, as did insurance companies, another well-performing industry in the sector. Insurers benefited from low numbers of claims associated with natural disasters and catastrophic events during the period. In addition, operational costs for many insurers have been trending downward due to the adoption of automation. Share prices were bolstered by dividend increases and buybacks. The consumer discretionary sector benefited from healthy consumer purchasing activity. The low cost of borrowing, coupled with rising wages, is encouraging consumers to shop, visit restaurants, and improve their homes. Home-improvement retailer Home Depot benefited from these trends during the period and enjoyed a rising stock price. In general, Internet retailers also performed well during the six months.

Some sectors lagged the broader market during the period. In the utilities sector, some companies suffered, due to cost increases associated with building out their safety and cybersecurity infrastructures. In addition, health care providers also tended to lag the broader market. Ongoing discussion over drug price restrictions and health care reform provided a headwind for the stock prices of many health care providers over the first half of the year. Lastly, brick-and-mortar retail companies, such as Macy’s, Kohl’s and Nordstrom, experienced falling stock prices during the period, as the consumer trend toward online shopping continues to eat away at foot traffic through malls and sales revenues at these stores.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economy continues to be supported by a strong labor market and sound corporate balance sheets. However, the market’s currently constructive conditions could be undermined by unexpected political and economic developments. As always, we have continued to monitor the factors considered by the fund’s investments.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Stock Index Fund, Inc. made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Stock Index Fund, Inc. from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.46	$2.81
Ending value (after expenses)	$1,184,.10	$1,182,.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.35	$2.61
Ending value (after expenses)	$1,023.46	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - .5%
Aptiv	26,382		2,132,457
BorgWarner	20,613		865,334
Ford Motor	399,345		4,085,299
General Motors	133,026		5,125,492
Harley-Davidson	16,106	[a]	577,078
			12,785,660
Banks - 5.4%
Bank of America	895,367		25,965,643
BB&T	77,324	[a]	3,798,928
Citigroup	233,933		16,382,328
Citizens Financial Group	47,504		1,679,741
Comerica	15,063		1,094,176
Fifth Third Bancorp	74,667		2,083,209
First Republic Bank	16,523		1,613,471
Huntington Bancshares	110,045		1,520,822
JPMorgan Chase & Co.	328,626		36,740,387
KeyCorp	104,497		1,854,822
M&T Bank	13,616		2,315,673
People's United Financial	39,728		666,636
Regions Financial	104,078		1,554,925
SunTrust Banks	45,949		2,887,895
SVB Financial Group	5,357	[b]	1,203,129
The PNC Financial Services Group	46,190		6,340,963
U.S. Bancorp	151,014		7,913,134
Wells Fargo & Co.	409,361		19,370,963
Zions Bancorp	19,057	[a]	876,241
			135,863,086
Capital Goods - 6.6%
3M	58,230		10,093,588
A.O. Smith	15,160		714,946
Allegion	9,212		1,018,387
AMETEK	22,877		2,078,147
Arconic	42,781		1,104,605
Caterpillar	57,702		7,864,206
Cummins	14,943		2,560,334
Deere & Co.	32,152		5,327,908
Dover	15,307		1,533,761
Eaton	43,606		3,631,508
Emerson Electric	62,814		4,190,950
Fastenal	58,153		1,895,206
Flowserve	14,158		745,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 6.6% (continued)
Fortive	29,852		2,433,535
Fortune Brands Home & Security	13,765		786,394
General Dynamics	27,863		5,066,051
General Electric	888,980		9,334,290
Honeywell International	73,578		12,845,983
Huntington Ingalls Industries	4,250		955,145
Illinois Tool Works	30,751		4,637,558
Ingersoll-Rand	24,595		3,115,449
Jacobs Engineering Group	11,495		970,063
Johnson Controls International	79,724		3,293,398
L3 Technologies	7,897		1,936,108
L3Harris Technologies	12,143	[a]	2,296,606
Lockheed Martin	25,035		9,101,224
Masco	28,749		1,128,111
Northrop Grumman	17,417		5,627,607
PACCAR	35,764		2,562,848
Parker-Hannifin	13,334		2,266,913
Pentair	16,616		618,115
Quanta Services	14,273		545,086
Raytheon	28,033		4,874,378
Rockwell Automation	12,205		1,999,545
Roper Technologies	10,459		3,830,713
Snap-on	5,623	[a]	931,394
Stanley Black & Decker	15,394		2,226,126
Textron	24,568		1,303,087
The Boeing	52,960		19,277,970
TransDigm Group	4,958	[b]	2,398,680
United Rentals	7,668	[b]	1,017,007
United Technologies	82,317		10,717,673
W.W. Grainger	4,691	[a]	1,258,267
Wabtec	16,194	[a]	1,162,081
Xylem	17,770		1,486,283
			164,763,219
Commercial & Professional Services - .8%
Cintas	8,742	[b]	2,074,389
Copart	20,545	[b]	1,535,533
Equifax	12,074		1,632,888
IHS Markit	36,149	[b]	2,303,414
Nielsen Holdings	34,257		774,208
Republic Services	22,444		1,944,548
Robert Half International	13,004		741,358
Rollins	14,563	[a]	522,375
Verisk Analytics	16,775		2,456,867

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .8% (continued)
Waste Management	40,002		4,615,031
			18,600,611
Consumer Durables & Apparel - 1.1%
Capri Holdings	14,633	[b]	507,472
D.R. Horton	33,474		1,443,734
Garmin	12,261		978,428
Hanesbrands	35,839	[a]	617,148
Hasbro	11,398	[a]	1,204,541
Leggett & Platt	14,198	[a]	544,777
Lennar, Cl. A	29,729		1,440,667
Mohawk Industries	6,246	[b]	921,098
Newell Brands	42,692	[a]	658,311
NIKE, Cl. B	126,982		10,660,139
PulteGroup	26,140		826,547
PVH	8,083		764,975
Ralph Lauren	5,297		601,686
Tapestry	28,171		893,866
Under Armour, Cl. A	17,823	[b]	451,813
Under Armour, Cl. C	17,930	[b]	398,046
VF	33,034		2,885,520
Whirlpool	6,531		929,753
			26,728,521
Consumer Services - 1.9%
Carnival	40,090		1,866,190
Chipotle Mexican Grill	2,557	[b]	1,873,974
Darden Restaurants	12,800		1,558,144
H&R Block	21,576	[a]	632,177
Hilton Worldwide Holdings	29,103		2,844,527
Marriott International, Cl. A	27,739		3,891,504
McDonald's	77,242		16,040,074
MGM Resorts International	52,076		1,487,811
Norwegian Cruise Line Holdings	21,862	[b]	1,172,459
Royal Caribbean Cruises	17,491		2,120,084
Starbucks	122,361		10,257,523
Wynn Resorts	9,930		1,231,221
Yum! Brands	30,672		3,394,470
			48,370,158
Diversified Financials - 5.1%
Affiliated Managers Group	5,630		518,748
American Express	69,126		8,532,913
Ameriprise Financial	13,858		2,011,627
Bank of New York Mellon	89,646		3,957,871
Berkshire Hathaway, Cl. B	196,333	[b]	41,852,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 5.1% (continued)
BlackRock	11,981		5,622,683
Capital One Financial	48,217		4,375,211
CBOE Global Markets	11,080		1,148,220
CME Group	36,491		7,083,268
Discover Financial Services	32,320		2,507,709
E*TRADE Financial	23,924		1,067,010
Franklin Resources	30,004	[a]	1,044,139
Goldman Sachs Group	34,779		7,115,783
Intercontinental Exchange	57,745		4,962,605
Invesco	42,531		870,184
Jefferies Financial Group	28,096		540,286
MarketAxess Holdings	3,429		1,102,149
Moody's	17,057		3,331,403
Morgan Stanley	128,739		5,640,056
MSCI	8,627		2,060,041
Nasdaq	11,813		1,136,056
Northern Trust	22,790		2,051,100
Raymond James Financial	13,131		1,110,226
S&P Global	24,784		5,645,547
State Street	38,742		2,171,877
Synchrony Financial	65,115		2,257,537
T. Rowe Price Group	24,095		2,643,462
The Charles Schwab	120,312		4,835,339
			127,195,356
Energy - 5.0%
Anadarko Petroleum	50,357		3,553,190
Apache	38,574		1,117,489
Baker Hughes, a GE Company	51,036	[a]	1,257,017
Cabot Oil & Gas	43,406		996,602
Chevron	192,871		24,000,867
Cimarex Energy	9,234		547,853
Concho Resources	20,419		2,106,832
ConocoPhillips	113,962		6,951,682
Devon Energy	40,687		1,160,393
Diamondback Energy	15,427		1,681,080
EOG Resources	58,860		5,483,398
Exxon Mobil	428,585		32,842,469
Halliburton	87,715		1,994,639
Helmerich & Payne	10,541		533,585
Hess	25,077		1,594,145
HollyFrontier	16,005		740,711
Kinder Morgan	197,001		4,113,381
Marathon Oil	87,331		1,240,974

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 5.0% (continued)
Marathon Petroleum	67,851		3,791,514
National Oilwell Varco	38,742		861,235
Noble Energy	49,242	[a]	1,103,021
Occidental Petroleum	76,531		3,847,979
ONEOK	41,717		2,870,547
Phillips 66	42,688		3,993,036
Pioneer Natural Resources	17,224		2,650,085
Schlumberger	139,813		5,556,169
TechnipFMC	44,597	[a]	1,156,846
The Williams	123,300		3,457,332
Valero Energy	43,095		3,689,363
			124,893,434
Food & Staples Retailing - 1.5%
Costco Wholesale	44,694		11,810,836
Sysco	48,778		3,449,580
The Kroger	81,481		1,768,953
Walgreens Boots Alliance	79,577		4,350,475
Walmart	141,505		15,634,887
			37,014,731
Food, Beverage & Tobacco - 3.8%
Altria Group	190,388		9,014,872
Archer-Daniels-Midland	57,113		2,330,210
Brown-Forman, Cl. B	16,431	[a]	910,770
Campbell Soup	19,707		789,660
Conagra Brands	49,293		1,307,250
Constellation Brands, Cl. A	16,745		3,297,760
General Mills	60,258		3,164,750
Hershey	14,321		1,919,444
Hormel Foods	27,932	[a]	1,132,363
J.M. Smucker	11,555		1,331,020
Kellogg	25,818		1,383,070
Kraft Heinz	61,985		1,924,014
Lamb Weston Holdings	14,622		926,450
McCormick & Co.	12,252	[a]	1,899,183
Molson Coors Brewing, Cl. B	18,831		1,054,536
Mondelez International, Cl. A	145,366		7,835,227
Monster Beverage	39,532	[b]	2,523,328
PepsiCo	141,871		18,603,544
Philip Morris International	157,273		12,350,649
The Coca-Cola	388,624		19,788,734
Tyson Foods, Cl. A	29,627		2,392,084
			95,878,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.3%
Abbott Laboratories	178,448		15,007,477
ABIOMED	4,572	[b]	1,190,960
Align Technology	7,306	[b]	1,999,652
AmerisourceBergen	15,914		1,356,828
Anthem	26,034		7,347,055
Baxter International	48,630		3,982,797
Becton Dickinson and Co	27,292		6,877,857
Boston Scientific	140,616	[b]	6,043,676
Cardinal Health	30,243		1,424,445
Centene	41,713	[b]	2,187,430
Cerner	33,551		2,459,288
Cigna	38,691		6,095,767
Cooper	4,946		1,666,258
CVS Health	132,385		7,213,659
Danaher	64,242		9,181,467
DaVita	13,202	[b]	742,745
Dentsply Sirona	23,772		1,387,334
Edwards Lifesciences	21,054	[b]	3,889,516
HCA Healthcare	26,944		3,642,021
Henry Schein	15,223	[a,b]	1,064,088
Hologic	28,124	[b]	1,350,514
Humana	13,775		3,654,508
IDEXX Laboratories	8,842	[b]	2,434,468
Intuitive Surgical	11,768	[b]	6,172,904
Laboratory Corporation of America Holdings	9,755	[b]	1,686,640
McKesson	19,463		2,615,633
Medtronic	136,239		13,268,316
Quest Diagnostics	13,479		1,372,297
ResMed	14,589		1,780,296
Stryker	31,552		6,486,460
Teleflex	4,629		1,532,893
UnitedHealth Group	96,221		23,478,886
Universal Health Services, Cl. B	8,463		1,103,491
Varian Medical Systems	9,543	[b]	1,299,089
WellCare Health Plans	5,083	[b]	1,449,011
Zimmer Biomet Holdings	20,843		2,454,055
			156,899,781
Household & Personal Products - 1.9%
Church & Dwight	24,746		1,807,943
Colgate-Palmolive	87,533		6,273,490
Coty, Cl. A	32,518	[a]	435,741
Kimberly-Clark	34,698		4,624,549

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 1.9% (continued)
The Clorox	13,009		1,991,808
The Estee Lauder, Cl. A	22,240		4,072,366
The Procter & Gamble	254,032		27,854,609
			47,060,506
Insurance - 2.5%
Aflac	74,881		4,104,227
Allstate	33,394		3,395,836
American International Group	88,740		4,728,067
Aon	24,229		4,675,712
Arthur J. Gallagher & Co.	18,797		1,646,429
Assurant	6,173		656,684
Chubb	46,360		6,828,364
Cincinnati Financial	15,117		1,567,179
Everest Re Group	4,223		1,043,841
Hartford Financial Services Group	36,763		2,048,434
Lincoln National	20,933		1,349,132
Loews	27,140		1,483,744
Marsh & McLennan Cos.	52,094		5,196,377
MetLife	97,534		4,844,514
Principal Financial Group	26,928		1,559,670
Prudential Financial	40,775		4,118,275
The Progressive	59,470		4,753,437
Torchmark	10,159		908,824
Travelers Cos	26,711		3,993,829
Unum Group	22,646		759,773
Willis Towers Watson	13,169		2,522,390
			62,184,738
Materials - 2.8%
Air Products & Chemicals	22,334		5,055,748
Albemarle	10,672	[a]	751,416
Amcor	164,517	[a,b]	1,890,300
Avery Dennison	8,582		992,766
Ball	34,131		2,388,829
Celanese	12,463		1,343,511
CF Industries Holdings	21,578		1,007,908
Corteva	76,479		2,261,484
Dow	76,480		3,771,229
DuPont de Nemours	76,479		5,741,279
Eastman Chemical	14,432		1,123,243
Ecolab	25,579		5,050,318
FMC	13,260		1,099,917
Freeport-McMoRan	147,514		1,712,638
International Flavors & Fragrances	9,993	[a]	1,449,884

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.8% (continued)
International Paper	39,359		1,705,032
Linde	54,850		11,013,880
LyondellBasell Industries, Cl. A	31,057		2,674,939
Martin Marietta Materials	6,216		1,430,364
Mosaic	35,495		888,440
Newmont Goldcorp	83,254		3,202,781
Nucor	32,098		1,768,600
Packaging Corporation of America	9,691		923,746
PPG Industries	24,274		2,833,019
Sealed Air	15,252		652,481
The Sherwin-Williams	8,351		3,827,180
Vulcan Materials	13,352		1,833,363
WestRock	26,287		958,687
			69,352,982
Media & Entertainment - 8.1%
Activision Blizzard	77,988		3,681,034
Alphabet, Cl. A	30,332	[b]	32,843,490
Alphabet, Cl. C	31,045	[b]	33,556,851
CBS, Cl. B	35,159		1,754,434
Charter Communications, Cl. A	17,345	[b]	6,854,397
Comcast, Cl. A	458,439		19,382,801
Discovery, Cl. A	15,098	[b]	463,509
Discovery, Cl. C	36,657	[b]	1,042,892
DISH Network, Cl. A	23,109	[b]	887,617
Electronic Arts	30,668	[b]	3,105,442
Facebook, Cl. A	243,451	[b]	46,986,043
Fox, Cl. A	35,406		1,297,276
Fox, Cl. B	16,653		608,334
Interpublic Group of Companies	37,488		846,854
Netflix	44,234	[b]	16,248,033
News Corp., Cl. A	38,201		515,332
News Corp., Cl. B	10,342		144,374
Omnicom Group	22,211	[a]	1,820,191
Take-Two Interactive Software	11,597	[b]	1,316,607
The Walt Disney	176,758		24,682,487
TripAdvisor	10,970	[b]	507,801
Twitter	73,160	[b]	2,553,284
Viacom, Cl. B	35,670		1,065,463
			202,164,546
Pharmaceuticals Biotechnology & Life Sciences - 7.8%
AbbVie	150,143		10,918,399
Agilent Technologies	32,246		2,407,809
Alexion Pharmaceuticals	22,818	[b]	2,988,702

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.8% (continued)
Allergan	31,536		5,280,073
Amgen	61,642		11,359,388
Biogen	19,496	[b]	4,559,530
Bristol-Myers Squibb	165,706		7,514,767
Celgene	71,886	[b]	6,645,142
Eli Lilly & Co.	87,285		9,670,305
Gilead Sciences	128,380		8,673,353
Illumina	14,974	[b]	5,512,678
Incyte	17,778	[b]	1,510,419
IQVIA Holdings	15,751	[b]	2,534,336
Johnson & Johnson	268,989		37,464,788
Merck & Co.	260,647		21,855,251
Mettler-Toledo International	2,578	[b]	2,165,520
Mylan	51,098	[b]	972,906
Nektar Therapeutics	17,548	[a,b]	624,358
PerkinElmer	10,931	[a]	1,053,093
Perrigo	12,316	[a]	586,488
Pfizer	562,136		24,351,732
Regeneron Pharmaceuticals	8,005	[b]	2,505,565
Thermo Fisher Scientific	40,431		11,873,776
Vertex Pharmaceuticals	25,915	[b]	4,752,293
Waters	7,307	[b]	1,572,759
Zoetis	48,562		5,511,301
			194,864,731
Real Estate - 3.0%
Alexandria Real Estate Equities	11,389	[c]	1,606,874
American Tower	45,084	[c]	9,217,424
Apartment Investment & Management, Cl. A	15,459	[c]	774,805
AvalonBay Communities	14,040	[c]	2,852,647
Boston Properties	15,726	[c]	2,028,654
CBRE Group, Cl. A	32,222	[b]	1,652,989
Crown Castle International	41,996	[c]	5,474,179
Digital Realty Trust	20,805	[c]	2,450,621
Duke Realty	36,518	[c]	1,154,334
Equinix	8,564	[c]	4,318,740
Equity Residential	37,541	[c]	2,850,113
Essex Property Trust	6,725	[c]	1,963,229
Extra Space Storage	12,944	[c]	1,373,358
Federal Realty Investment Trust	7,389	[c]	951,408
HCP	47,279	[c]	1,511,982
Host Hotels & Resorts	75,301	[c]	1,371,984

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 3.0% (continued)
Iron Mountain	28,452	[a,c]	890,548
Kimco Realty	42,587	[c]	787,008
Macerich	11,124	[c]	372,543
Mid-America Apartment Communities	11,534	[c]	1,358,244
Prologis	63,954	[c]	5,122,715
Public Storage	15,213	[c]	3,623,280
Realty Income	31,987	[c]	2,206,143
Regency Centers	17,209	[c]	1,148,529
SBA Communications	11,397	[b,c]	2,562,501
Simon Property Group	31,359	[c]	5,009,914
SL Green Realty	9,089	[c]	730,483
UDR	27,827	[c]	1,249,154
Ventas	37,498	[c]	2,562,988
Vornado Realty Trust	17,760	[c]	1,138,416
Welltower	41,112	[c]	3,351,861
Weyerhaeuser	76,017	[c]	2,002,288
			75,669,956
Retailing - 6.6%
Advance Auto Parts	7,281		1,122,293
Amazon.com	41,921	[b]	79,382,863
AutoZone	2,452	[b]	2,695,900
Best Buy	23,787		1,658,668
Booking Holdings	4,369	[b]	8,190,608
CarMax	17,129	[a,b]	1,487,311
Dollar General	26,451		3,575,117
Dollar Tree	24,188	[b]	2,597,549
eBay	84,103		3,322,069
Expedia Group	12,248		1,629,351
Foot Locker	11,709	[a]	490,841
Gap	20,531	[a]	368,942
Genuine Parts	14,337		1,485,026
Home Depot	111,394		23,166,610
Kohl's	16,415	[a]	780,533
L Brands	22,212		579,733
LKQ	30,854	[b]	821,025
Lowe's	78,999		7,971,789
Macy's	31,483		675,625
Nordstrom	11,990	[a]	382,001
O'Reilly Automotive	8,087	[b]	2,986,691
Ross Stores	37,888		3,755,459
Target	51,501		4,460,502
The TJX Cos	123,982		6,556,168
Tiffany & Co.	10,586	[a]	991,273

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 6.6% (continued)
Tractor Supply	12,007		1,306,362
Ulta Beauty	5,648	[b]	1,959,235
			164,399,544
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices	90,219	[a,b]	2,739,951
Analog Devices	37,735		4,259,149
Applied Materials	93,999		4,221,495
Broadcom	40,003		11,515,264
Intel	453,207		21,695,019
KLA-Tencor	16,686		1,972,285
Lam Research	15,358		2,884,847
Maxim Integrated Products	27,763		1,660,783
Microchip Technology	24,202	[a]	2,098,313
Micron Technology	113,399	[b]	4,376,067
NVIDIA	62,100		10,198,683
Qorvo	11,469	[b]	763,950
Qualcomm	123,863		9,422,258
Skyworks Solutions	17,819		1,376,874
Texas Instruments	95,611		10,972,318
Xilinx	25,657		3,025,473
			93,182,729
Software & Services - 12.0%
Accenture, Cl. A	64,474		11,912,861
Adobe	49,354	[b]	14,542,156
Akamai Technologies	16,704	[b]	1,338,659
Alliance Data Systems	4,940		692,242
ANSYS	8,799	[b]	1,802,211
Autodesk	22,331	[b]	3,637,720
Automatic Data Processing	44,219		7,310,727
Broadridge Financial Solutions	12,011		1,533,564
Cadence Design Systems	28,362	[b]	2,008,313
Citrix Systems	13,222		1,297,607
Cognizant Technology Solutions, Cl. A	57,950		3,673,451
DXC Technology	27,446		1,513,647
Fidelity National Information Services	32,815	[a]	4,025,744
Fiserv	40,406	[a,b]	3,683,411
FleetCor Technologies	8,768	[b]	2,462,493
Fortinet	14,462	[b]	1,111,115
Gartner	9,218	[b]	1,483,545
Global Payments	16,232		2,599,230
International Business Machines	89,635		12,360,667
Intuit	26,288		6,869,843
Jack Henry & Associates	7,712		1,032,791

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 12.0% (continued)
Mastercard, Cl. A	91,001		24,072,495
Microsoft	776,846		104,066,290
Oracle	245,391		13,979,925
Paychex	32,294		2,657,473
PayPal Holdings	118,816	[b]	13,599,679
Red Hat	18,050	[b]	3,389,068
salesforce.com	79,107	[b]	12,002,905
Symantec	62,440		1,358,694
Synopsys	15,342	[b]	1,974,362
Total System Services	16,974		2,177,255
VeriSign	10,915	[b]	2,282,981
Visa, Cl. A	176,134	[a]	30,568,056
Western Union	46,532	[a]	925,521
			299,946,701
Technology Hardware & Equipment - 5.6%
Amphenol, Cl. A	30,125		2,890,193
Apple	443,092		87,696,769
Arista Networks	5,231	[b]	1,358,072
Cisco Systems	433,442		23,722,281
Corning	81,329		2,702,563
F5 Networks	6,366	[b]	927,081
FLIR Systems	13,692		740,737
Hewlett Packard Enterprise	133,167		1,990,847
HP	154,235		3,206,546
IPG Photonics	3,803	[a,b]	586,613
Juniper Networks	35,060		933,648
Keysight Technologies	18,716	[b]	1,680,884
Motorola Solutions	16,748		2,792,394
NetApp	25,575		1,577,978
Seagate Technology	24,710	[a]	1,164,335
TE Connectivity	33,746		3,232,192
Western Digital	29,860		1,419,843
Xerox	18,679		661,423
			139,284,399
Telecommunication Services - 2.0%
AT&T	738,917		24,761,109
CenturyLink	97,554	[a]	1,147,235
Verizon Communications	418,747		23,923,016
			49,831,360
Transportation - 2.0%
Alaska Air Group	12,408		792,995
American Airlines Group	42,184		1,375,620
CH Robinson Worldwide	13,646	[a]	1,151,040

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 2.0% (continued)
CSX	77,447		5,992,074
Delta Air Lines	61,082		3,466,404
Expeditors International of Washington	17,181		1,303,351
FedEx	24,338		3,996,056
J.B. Hunt Transport Services	8,691		794,444
Kansas City Southern	9,910		1,207,236
Norfolk Southern	26,768		5,335,665
Southwest Airlines	48,793		2,477,709
Union Pacific	71,549		12,099,651
United Airlines Holdings	22,674	[b]	1,985,109
United Parcel Service, Cl. B	71,090		7,341,464
			49,318,818
Utilities - 3.3%
AES	63,923		1,071,349
Alliant Energy	22,963		1,127,024
Ameren	24,680		1,853,715
American Electric Power	50,247		4,422,238
American Water Works	18,026		2,091,016
Atmos Energy	11,747		1,240,013
CenterPoint Energy	49,992		1,431,271
CMS Energy	28,563		1,654,083
Consolidated Edison	33,221		2,912,817
Dominion Energy	81,778		6,323,075
DTE Energy	18,632		2,382,660
Duke Energy	73,632		6,497,288
Edison International	32,765		2,208,689
Entergy	19,183		1,974,506
Evergy	24,106		1,449,976
Eversource Energy	32,395		2,454,245
Exelon	98,360		4,715,378
FirstEnergy	51,320		2,197,009
NextEra Energy	48,854		10,008,230
NiSource	36,879		1,062,115
NRG Energy	28,783		1,010,859
Pinnacle West Capital	11,265		1,059,924
PPL	73,437		2,277,281
Public Service Enterprise Group	50,926		2,995,467
Sempra Energy	27,904		3,835,126
Southern	106,109		5,865,706
WEC Energy Group	32,110		2,677,011
Xcel Energy	51,769		3,079,738
			81,877,809
Total Common Stocks (cost $804,062,092)			2,478,132,294

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Principal Amount ($)		Value ($)
Short-Term Investments - .0%
U.S. Treasury Bill - .0%
2.24%, 9/12/19 (cost $975,510)		980,000	[d,e]	975,906
	1-Day Yield (%)	Shares
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $17,553,772)	2.29	17,553,772	[f]	17,553,772
Total Investments (cost $822,591,374)		100.0%		2,496,661,972
Cash and Receivables (Net)		.0%		336,817
Net Assets		100.0%		2,496,998,789

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $79,846,319 and the value of the collateral held by the fund was $80,707,417, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.3
Health Care	14.1
Financials	13.0
Consumer Discretionary	10.1
Communication Services	10.1
Industrials	9.3
Consumer Staples	7.2
Energy	5.0
Utilities	3.3
Real Estate	3.0
Materials	2.8
Investment Companies	.7
Government	.1
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	44,784,965	144,299,672	171,530,864	17,553,772.7		211,760
Investment of Cash Collateral for Securities Loaded:†
Dreyfus Institutional Preferred Government Plus Money Market Fund	528,028	24,326,114	24,854,142	-	-	-
Total	45,312,993	168,625,786	196,385,006	17,553,772.7		211,760

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

STATEMENT OF FUTURES

June 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	133	9/19	19,618,078	19,578,930	(39,148)
Gross Unrealized Depreciation				(39,148)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $79,846,319)—Note 1(b):
Unaffiliated issuers	805,037,602	2,479,108,200
Affiliated issuers	17,553,772	17,553,772
Dividends, interest and securities lending income receivable		2,100,475
Receivable for shares of Common Stock subscribed		487,260
Receivable for futures variation margin—Note 4		93,159
Cash collateral held by broker—Note 4		307
Prepaid expenses		44,310
		2,499,387,483
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		543,998
Payable for investment securities purchased		1,102,149
Payable for shares of Common Stock redeemed		517,144
Directors fees and expenses payable		24,238
Interest payable—Note 2		1,698
Accrued expenses		199,467
		2,388,694
Net Assets ($)		2,496,998,789
Composition of Net Assets ($):
Paid-in capital		779,449,111
Total distributable earnings (loss)		1,717,549,678
Net Assets ($)		2,496,998,789

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	2,305,796,486	191,202,303
Shares Outstanding	42,255,779	3,499,199
Net Asset Value Per Share ($)	54.57	54.64

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	24,950,912
Affiliated issuers	211,760
Income from securities lending—Note 1(b)	77,249
Interest	14,366
Total Income	25,254,287
Expenses:
Management fee—Note 3(a)	2,980,906
Distribution fees—Note 3(b)	233,339
Directors’ fees and expenses—Note 3(d)	105,681
Prospectus and shareholders’ reports	60,425
Professional fees	44,913
Loan commitment fees—Note 2	32,703
Shareholder servicing costs—Note 3(c)	3,444
Interest expense—Note 2	1,819
Miscellaneous	52,373
Total Expenses	3,515,603
Investment Income—Net	21,738,684
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	70,981,296
Net realized gain (loss) on futures	4,545,731
Net Realized Gain (Loss)	75,527,027
Net unrealized appreciation (depreciation) on investments	310,889,890
Net unrealized appreciation (depreciation) on futures	(111,984)
Net Unrealized Appreciation (Depreciation)	310,777,906
Net Realized and Unrealized Gain (Loss) on Investments	386,304,933
Net Increase in Net Assets Resulting from Operations	408,043,617

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	21,738,684	41,509,061
Net realized gain (loss) on investments	75,527,027	129,615,672
Net unrealized appreciation (depreciation) on investments	310,777,906	(268,012,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	408,043,617	(96,887,646)
Distributions ($):
Distributions to shareholders:
Initial Shares	(136,395,060)	(91,983,099)
Service Shares	(11,173,971)	(7,398,303)
Total Distributions	(147,569,031)	(99,381,402)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	115,607,074	330,404,029
Service Shares	3,551,194	6,256,745
Distributions reinvested:
Initial Shares	136,395,060	91,983,099
Service Shares	11,173,971	7,398,303
Cost of shares redeemed:
Initial Shares	(276,257,561)	(496,870,696)
Service Shares	(15,854,637)	(34,698,540)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(25,384,899)	(95,527,060)
Total Increase (Decrease) in Net Assets	235,089,687	(291,796,108)
Net Assets ($):
Beginning of Period	2,261,909,102	2,553,705,210
End of Period	2,496,998,789	2,261,909,102
Capital Share Transactions (Shares):
Initial Shares
Shares sold	2,172,546	6,237,412
Shares issued for distributions reinvested	2,588,430	1,769,164
Shares redeemed	(5,163,776)	(9,197,291)
Net Increase (Decrease) in Shares Outstanding	(402,800)	(1,190,715)
Service Shares
Shares sold	68,807	115,243
Shares issued for distributions reinvested	211,846	142,206
Shares redeemed	(296,959)	(640,906)
Net Increase (Decrease) in Shares Outstanding	(16,306)	(383,457)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2019	Year Ended December 31,
Initial Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	48.98	53.48	45.86	43.42	44.99	40.84
Investment Operations:
Investment income—net[a]	.48	.89	.85	.83	.80	.74
Net realized and unrealized gain (loss) on investments	8.41	(3.27)	8.79	4.04	(.32)	4.65
Total from Investment Operations	8.89	(2.38)	9.64	4.87	.48	5.39
Distributions:
Dividends from investment income—net	(.47)	(.90)	(.85)	(.88)	(.81)	(.75)
Dividends from net realized gain on investments	(2.83)	(1.22)	(1.17)	(1.55)	(1.24)	(.49)
Total Distributions	(3.30)	(2.12)	(2.02)	(2.43)	(2.05)	(1.24)
Net asset value, end of period	54.57	48.98	53.48	45.86	43.42	44.99
Total Return (%)	18.41[b]	(4.63)	21.53	11.71	1.11	13.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27c	.27	.27	.27	.27	.27
Ratio of net expenses to average net assets	.27c	.27	.27	.27	.27	.27
Ratio of net investment income to average net assets	1.81[c]	1.65	1.71	1.91	1.81	1.76
Portfolio Turnover Rate	1.05[b]	3.69	2.90	3.87	3.74	1.59
Net Assets, end of period ($ x 1,000)	2,305,796	2,089,485	2,344,944	2,001,468	1,880,694	1,955,325

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Service Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	49.05	53.54	45.91	43.47	45.03	40.89
Investment Operations:
Investment income—net[a]	.41	.76	.72	.72	.69	.64
Net realized and unrealized gain (loss) on investments	8.41	(3.27)	8.81	4.04	(.31)	4.63
Total from Investment Operations	8.82	(2.51)	9.53	4.76	.38	5.27
Distributions:
Dividends from investment income—net	(.40)	(.76)	(.73)	(.77)	(.70)	(.64)
Dividends from net realized gain on investments	(2.83)	(1.22)	(1.17)	(1.55)	(1.24)	(.49)
Total Distributions	(3.23)	(1.98)	(1.90)	(2.32)	(1.94)	(1.13)
Net asset value, end of period	54.64	49.05	53.54	45.91	43.47	45.03
Total Return (%)	18.25[b]	(4.85)	21.22	11.44	.86	13.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.52	.52	.52	.52	.52
Ratio of net expenses to average net assets	.52[c]	.52	.52	.52	.52	.52
Ratio of net investment income to average net assets	1.56[c]	1.40	1.46	1.66	1.56	1.50
Portfolio Turnover Rate	1.05[b]	3.69	2.90	3.87	3.74	1.59
Net Assets, end of period ($ x 1,000)	191,202	172,424	208,762	200,670	203,044	234,542

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 2, 2019, BNY Mellon Asset Management North America Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser which serves as the fund’s index manager, was renamed Mellon Investments Corporation (the “Index Manager”).

Effective June 3, 2019, the fund changed its name from Dreyfus Stock Index Fund, Inc. to BNY Mellon Stock Index Fund, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities- Common Stocks†	2,478,132,294	-	-	2,478,132,294
Investment Companies	17,553,772	-	-	17,553,772
U.S. Treasury	-	975,906	-	975,906
Liabilities ($)
Other Financial Instruments:
Futures††	(39,148)	-	-	(39,148)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities..

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $18,403 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $45,258,635 and long-term capital gains $54,122,767. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement

(Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2019 was approximately $111,100 with a related weighted average annualized interest rate of 3.30%.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays the Custodian for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $233,339 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2019, Initial shares were charged 2,650 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $660 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $498,987, Distribution Plan fees $38,674, shareholder service fees $1,000, Chief Compliance Officer fees $2,347 and transfer agency fees $2,990.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2019, amounted to $25,323,242 and $147,386,190, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2019 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2019:

Average Market Value ($)
Equity futures	25,804,433

At June 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,674,031,450, consisting of $1,708,999,100 gross unrealized appreciation and $34,967,650 gross unrealized depreciation.

At June 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).

The State Law Cases: In 2008, approximately one year after the Tribune LBO concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune creditors filed complaints in various courts, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United States District Court for the Southern District of New York, under the caption In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Code, which exempts qualified transfers that were made “by or to (or for the benefit of) . . . a financial institution.” The fund is a registered investment company, which the Code defines as a “financial institution.”

On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court. During the pendency of the plaintiffs’ cert. petition, the Supreme Court ruled in another case, Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Management”), that Section 546(e) does not exempt qualified transfers from avoidance that merely passed through “financial institutions,” though it does exempt “financial institutions” themselves, like the fund.

On May 15, 2018, in response to the Merit Management decision, the Second Circuit issued an Order in the State Law Cases that “the mandate in this case is recalled in anticipation of further panel review.”

As of February 6, 2019, there has been no subsequent activity in the state law cases.

The FitzSimons Litigation: On November 1, 2010, a case now styled, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS) was filed (“the FitzSimons Litigation”).

Among other things, the complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On May 23, 2014, the defendants filed a motion to dismiss, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions.

Effective November 1, 2018, Judge Denise Cote was assigned to the case when Judge Richard Sullivan was elevated to the Second Circuit.

On November 30, 2018, the Court issued an Opinion and Order resolving the remaining motions by dismissing most, but not all, of the claims asserted against the individual defendants.

In January 2019, various state law claims asserted against certain individual defendants were dismissed.

Between February and early April 2019, plaintiffs and certain defendants attempted to resolve the dispute through mediation, but ultimately decided to await the Second Circuit’s review of its May 29, 2016 decision before attempting to negotiate a settlement.

On April 4, 2019, plaintiff filed a motion to amend the FitzSimons complaint to add a claim for constructive fraudulent transfer from defendants subject to clawback under the Bankruptcy Code. On April 10, 2019, the affected defendants opposed the motion.

On April 23, 2019, Judge Cote denied plaintiff’s motion to amend the complaint to add a new constructive fraudulent transfer claim because such amendment would be futile and would result in substantial prejudice to the shareholder defendants given that the only claim against the shareholder defendants in FitzSimons has been dismissed for over two years, subject to appeal. Judge Cote considered the amendment futile on the ground that constructive fraudulent transfer claims are barred by the safe harbor provision of Section 546(e), which defines “financial institution” to include, in certain circumstances, the customers of traditional financial institutions, including Tribune.

On July 12, 2019, the Trustee filed a notice of appeal to the Second Circuit from the April 23, 2019, decision denying leave to amend the complaint to add constructive fraudulent transfer claims. On July 15, 2019, the Trustee filed a corrected notice of appeal to remedy technical errors with the notice filed on July 12, 2019. The Second Circuit will issue a case management and scheduling order for the appeal in due course.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At this stage in the proceedings, management does not believe that a loss is probable and, in any event, is unable to reasonably estimate the possible loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 12-13, 2019, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Index Management Agreement (together, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Index Manager. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Index Manager. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser, its affiliates and/or the Index Manager the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe for all periods (highest in the Performance Group and ranking in the first quartile of the Performance Universe in all periods). The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was within one basis point of the Expense Group median, the fund’s actual management fee was within two basis points of the Expense Group median and was above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Index Manager in relation to the fee paid to the Adviser by the fund and the respective services provided by the Index Manager and the Adviser. The Board also took into consideration that the Index Manager’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Index Manager, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Index Manager from acting as investment adviser and index manager, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Index Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Index Manager continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Index Manager, of the Adviser and the Index Manager and the services provided to the fund by the Adviser and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Stock Index Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Index Manager

Mellon Investment Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0763SA0619

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      August 8, 2019

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      August 8, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)